SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Convenience translation, Restricted cash, Accounts receivable and Inventories (Details)	Dec. 26, 2025 $ / ¥
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Buying rate	7.0063